REVENUE AND EXPENSES (Tables)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2022
Notes and other explanatory information [abstract]
Disclosure of Groups revenues

	2024	2023	2022
Online sports betting	83,408	72,176	58,470
Online casino wagering	117,245	89,461	57,277
Others	51	10	-
Total	200,704	161,647	115,747

	2022	2021	2020
Online sports betting	58,470	45,875	39,719
Online casino wagering	57,277	34,178	30,778
Others	-	200	-
Total	115,747	80,253	70,497

Disclosure of geographical revenue

	2024	2023	2022
Spain	87,778	75,669	60,043
Mexico	95,699	73,315	45,518
Colombia	10,629	8,581	7,007
Argentina	3,499	1,721	1,077
Others	3,099	2,361	2,102
Total	200,704	161,647	115,747

	2022	2021	2020
Spain	60,043	49,753	48,279
Mexico	45,518	24,908	18,422
Colombia	7,007	3,976	2,355
Argentina	1,077	-	-
Others	2,102	1,616	1,441
Total	115,747	80,253	70,497

Disclosure personnel expenses

	2024	2023	2022
Wages, salaries and similar	11,671	11,374	9,363
Social security contributions payable by Codere Online	1,673	1,239	790
Other social contributions	5,440	4,824	5,148
Total	18,784	17,437	15,301

	2022	2021	2020
Wages, salaries and similar	9,363	6,248	4,483
Social security contributions payable by the Group	790	425	280
Other social contributions	5,148	407	394
Total	15,301	7,080	5,157

Disclosure of depreciation and amortization

	2024	2023	2022
Depreciation of property, plant and equipment (Note 6)	136	114	80
Amortization of intangible assets (Note 5)	10	-	476
Amortization of right-of-use assets	242	-	-
Total	388	114	556

	2022	2021	2020
Depreciation of property, plant and equipment (Note 6)	80	54	40
Amortization of intangible assets (Note 5)	476	659	883
Amortization of right-of-use assets	-	8	9
Total	556	721	932

Disclosure of other operating expenses

	2024	2023	2022
Gambling taxes	19,863	16,281	11,529
Leases	234	528	526
Utilities, repairs and maintenance	1,060	1,432	1,059
Professional services and other expenses	62,957	59,203	49,396
Casino license royalties	7,732	6,279	4,843
Marketing expenses	85,355	75,127	88,412
Total	177,201	158,850	155,765

	2022	2021	2020
Gambling taxes	11,529	8,440	8,867
Leases	526	596	575
Utilities, repairs and maintenance	1,059	793	1,258
Professional services and other expenses	49,396	35,905	28,639
Listing and transaction costs	-	45,509	-
Casino license royalties	4,843	4,024	4,255
Marketing expenses	88,412	48,214	35,063
Total	155,765	143,481	78,657

Disclosure of finance income cost

	2024	2023	2022
Interest Income/(Expense), net	603	1,815	88
Exchange rate impact	(6,519)	(1,618)	5,828
Argentina Hyperinflation Impact	8,990	5,292	2,265
Decrease/(Increase) in Fair Value of Public Warrants (note 11)	(3,310)	890	4,215
Impact of IFRS 9 on accounting for financial instruments, including impairment*	-	-	(149)
Impact of IFRS 16 (note 7)	(105)	-	-
Short term investment gain	1,382	1,020	-
Related parties debt restructuring	-	(1,573)	-
Others	-	-	213
Total	1,041	5,826	12,460

*	Impact of IFRS 9 on accounting for financial instruments, including impairment is the result of adding, Impairment of trade receivables, Current financial assets and cash equivalents.

	2022	2021	2020
Interest Income/(Expenses)	88	(6)	-
Exchange rate impact	5,828	(50)	(520)
Argentina Hyperinflation Impact	2,265	70	-
Decrease/(Increase) in Fair Value of Public Warrants (note 10)	4,215	3,937	-
Impact of IFRS 9 on accounting for financial instruments, including impairment*	(149)	31	-
Others	213	-	-
Total	12,460	3,982	(520)

*	Impact of IFRS 9 on accounting for financial instruments, including impairment is the result of adding, Impairment of trade receivables, Current financial assets and cash equivalents.

Disclosure of basic and diluted earnings per share

	12/31/2024	12/31/2023	12/31/2022
Net income/ (loss) attributable to the equity holders of the Company	3,908	(2,417)	(46,382)
Weight average number of shares outstanding:
Basic	45,482,726	45,273,438	45,121,956
Diluted	46,068,846	45,273,438	45,121,956
Basic earnings per share (euros)	0.09	(0.05)	(1.03)
Diluted earnings per share (euros)	0.08	(0.05)	(1.03)

	12/31/2022	12/31/2021	12/31/2020
Net income/(loss) attributable to the equity holders of the Parent (thousand euros)	(46,382)	(68,067)	(16,274)
Weight average number of shares outstanding:
Basic	45,121,956	6,686,432	4,463,482
Diluted	45,121,956	6,686,432	4,463,482
Basic earnings per share (euros)	(1.03)	(10.18)	(3.64)
Diluted earnings per share (euros)	(1.03)	(10.18)	(3.64)